Inventory - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes Of Inventories [Abstract]
Inventories recognized as expense	$ 48.6	$ 51.7
Inventory write downs	17.5	56.9
Excess and obsolete inventory provision	17.0	45.9
Fair value component of excess and obsolete inventory provision	$ 0.5	$ 11.0